Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies
Schedule of changes in the asset retirement obligation

	Years ended December 31,
(Thousands of dollars)	2014	2013
Beginning balance	$15,578	$14,315
Accretion expense	1,263	1,177
Disposals	(114)	-
Liability for additional lagoons placed in service	-	86
Ending balance	$16,727	$15,578

Schedule of amounts paid for interest and income taxes
	Years ended December 31,
(Thousands of dollars)	2014	2013	2012
Interest	$20,177	$11,119	$11,674
Income taxes (net of refunds)	135,393	59,899	69,760

Schedule of non-cash transactions resulting from the deconsolidation

(Thousands of dollars)
Decrease in net working capital	$21,070
Increase in investment in and advances to affiliates	(74,142)
Decrease in fixed assets	16,038
Decrease in goodwill	28,372
Decrease in other intangible assets, net (not subject to amortization)	17,000
Decrease in noncontrolling interest	(151)
Gain on sale of controlling interest in subsidiary	65,955
Net proceeds from sale of controlling interest in subsidiary	$74,142